Joint operations (Details) - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Disclosure of joint operations [line items]
Ownership	40.00%	60.00%
Total assets	$ 8,018,636	$ 7,778,727
Joint operations [member]
Disclosure of joint operations [line items]
Total assets	3,106,658	3,365,818
Total liabilities	$ 293,676	339,795
McArthur River [Member]
Disclosure of joint operations [line items]
Ownership	69.81%
Principal place of business	Canada
Total assets	$ 1,065,562	1,121,509
Total liabilities	$ 32,829	38,896
Key Lake [Member]
Disclosure of joint operations [line items]
Ownership	83.33%
Principal place of business	Canada
Total assets	$ 537,233	482,879
Total liabilities	$ 222,369	140,214
Cigar Lake [Member]
Disclosure of joint operations [line items]
Ownership	50.03%
Principal place of business	Canada
Total assets	$ 1,503,863	1,531,150
Total liabilities	$ 38,478	$ 40,687
Inkai [Member]
Disclosure of joint operations [line items]
Ownership	40.00%	60.00%
Principal place of business	Kazakhstan
Total assets	$ 0	$ 230,280
Total liabilities	$ 0	$ 119,998
Percentage of interest in advances receivable	40.00%